Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions		6 Months Ended	12 Months Ended
	Jul. 01, 2019	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax pool			$ 2,600	$ 2,500
Non-capital losses			2,200	2,100
Non-capital losses for which deferred tax asset has not been recognized			961	165
Realized and unrealized net capital losses			592	$ 600
Provincial Corporate Income Tax Rate	11.00%	12.00%
Statutory Rate	26.50%
Percentage tax rate reduced	1.00%
Targer Tax Rate Percentage	8.00%
Deferred tax assets unrecognised tax credits			$ 49